Inventories and contracts in progress - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories and contracts in progress
Inventory written-off	€ 471	€ 1,473	€ 1,196
Total costs incurred contracts in progress	545
Total profit recognized contracts in progress	92
Advances received contracts in progress	€ 126	€ 60	€ 11